Guarantor Subsidiaries	12 Months Ended
Dec. 31, 2012
Guarantor Subsidiaries [Abstract]
Guarantor Subsidiaries
11.	Guarantor Subsidiaries

The $450.0 million 11.75% Senior Secured Notes due 2016 issued by us are guaranteed by certain of our subsidiaries with first-priority mortgage liens on four of our ships, Norwegian Star, Norwegian Spirit, Norwegian Sun and Norwegian Dawn, and a first-priority security interest in all earnings, proceeds of insurance and certain other interests related to these ships, subject to certain exceptions and permitted liens. These subsidiary guarantors are 100% owned subsidiaries of NCL Corporation Ltd. and we have fully and unconditionally guaranteed these notes, subject to customary automatic release provisions, on a joint and several basis.

The following condensed consolidating financial statements for NCL Corporation Ltd., the non-guarantor subsidiaries and combined guarantor subsidiaries presents condensed consolidating statements of operations for the years ended December 31, 2011, 2010 and 2009, condensed consolidating balance sheets as of December 31, 2011 and December 31, 2010, and condensed consolidating statements of cash flows for the years ended December 31, 2011, 2010 and 2009, using the equity method of accounting, as well as elimination entries necessary to consolidate the parent company and all of its subsidiaries.

The outstanding debt resides with the primary obligor. Interest expense was allocated based on the appraised value of the ships, and marketing, general and administrative expense was allocated based on Capacity Days. Management fee represents the charge for the allocation of interest expense to the subsidiaries.

NCL CORPORATION LTD.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue
Passenger ticket	$—	$443,691	$1,119,672	$—	$1,563,363
Onboard and other	—	196,630	459,331	—	655,961

Total revenue	—	640,321	1,579,003	—	2,219,324

Cruise operating expense
Commissions, transportation and other	—	117,159	293,550	—	410,709
Onboard and other	—	53,117	116,212	—	169,329
Payroll and related	—	87,192	203,630	—	290,822
Fuel	—	89,091	154,412	—	243,503
Food	—	38,550	86,383	—	124,933
Other	—	73,776	154,804	—	228,580

Total cruise operating expense	—	458,885	1,008,991	—	1,467,876

Other operating expense
Marketing, general and administrative	—	94,472	156,879	—	251,351
Depreciation and amortization	—	55,939	128,046	—	183,985

Total other operating expense	—	150,411	284,925	—	435,336

Operating income	—	31,025	285,087	—	316,112

Non-operating income (expense)
Interest income	—	—	38	—	38
Interest expense, net of capitalized interest	(83,575)	(30,470)	(159,755)	83,575	(190,225)
Management fee	83,575	—	—	(83,575)	—
Other income (expense)	2,329	52	(1,447)	—	934
Equity in earnings of subsidiaries	124,530	—	—	(124,530)	—

Total non-operating income (expense)	126,859	(30,418)	(161,164)	(124,530)	(189,253)

Net income	$126,859	$607	$123,923	$(124,530)	$126,859

NCL CORPORATION LTD.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue
Passenger ticket	$—	$458,763	$953,022	$—	$1,411,785
Onboard and other	—	193,075	407,268	—	600,343

Total revenue	—	651,838	1,360,290	—	2,012,128

Cruise operating expense
Commissions, transportation and other	—	129,744	249,788	—	379,532
Onboard and other	—	51,941	101,196	—	153,137
Payroll and related	—	83,272	182,118	—	265,390
Fuel	—	82,071	125,139	—	207,210
Food	—	39,164	74,900	—	114,064
Other	—	73,044	154,799	—	227,843

Total cruise operating expense	—	459,236	887,940	—	1,347,176

Other operating expense
Marketing, general and administrative	—	106,529	157,623	—	264,152
Depreciation and amortization	—	56,027	114,164	—	170,191

Total other operating expense	—	162,556	271,787	—	434,343

Operating income	—	30,046	200,563	—	230,609

Non-operating income (expense)
Interest income	3	—	97	—	100
Interest expense, net of capitalized interest	(107,631)	(29,854)	(143,918)	107,631	(173,772)
Management fee	107,631	—	—	(107,631)	—
Other expense	(33,497)	(192)	(262)	—	(33,951)
Equity in earnings of subsidiaries	56,480	—	—	(56,480)	—

Total non-operating income (expense)	22,986	(30,046)	(144,083)	(56,480)	(207,623)

Net income	$22,986	$—	$56,480	$(56,480)	$22,986

NCL CORPORATION LTD.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2009

(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue
Passenger ticket	$—	$430,432	$862,379	$—	$1,292,811
Onboard and other	—	188,241	374,152	—	562,393

Total revenue	—	618,673	1,236,531	—	1,855,204

Cruise operating expense
Commissions, transportation and other	—	130,221	247,157	—	377,378
Onboard and other	—	53,391	104,939	—	158,330
Payroll and related	—	79,678	172,747	—	252,425
Fuel	—	66,766	95,917	—	162,683
Food	—	42,619	76,280	—	118,899
Other	—	63,906	156,173	—	220,079

Total cruise operating expense	—	436,581	853,213	—	1,289,794

Other operating expense
Marketing, general and administrative	—	102,239	139,376	—	241,615
Depreciation and amortization	—	56,831	95,869	—	152,700

Total other operating expense	—	159,070	235,245	—	394,315

Operating income	—	23,022	148,073	—	171,095

Non-operating income (expense)
Interest income	1	—	835	—	836
Interest expense, net of capitalized interest	(67,063)	(23,153)	(92,197)	67,063	(115,350)
Management fee	67,063	—	—	(67,063)	—
Other income (expense)	(5,679)	623	15,427	—	10,371
Equity in earnings of subsidiaries	72,630	—	—	(72,630)	—

Total non-operating income (expense)	66,952	(22,530)	(75,935)	(72,630)	(104,143)

Net income	$66,952	$492	$72,138	$(72,630)	$66,952

NCL CORPORATION LTD.

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2011

(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$—	$7,133	$51,793	$—	$58,926
Accounts receivable, net	—	1,852	6,307	—	8,159
Due from Affiliate, net	2,451,062	—	—	(2,451,062)	—
Inventories	—	10,983	25,251	—	36,234
Prepaid expenses and other assets	13,287	5,840	29,697	—	48,824

Total current assets	2,464,349	25,808	113,048	(2,451,062)	152,143
Property and equipment, net	—	1,227,082	3,413,011	—	4,640,093
Goodwill and tradenames	602,792	—	—	—	602,792
Other long-term assets	56,972	—	110,411	—	167,383
Investment in subsidiaries	215,969	—	—	(215,969)	—

Total assets	$3,340,082	$1,252,890	$3,636,470	$(2,667,031)	$5,562,411

Liabilities and Shareholders' Equity
Current liabilities:
Current portion of long-term debt	$46,029	$—	$154,553	$—	$200,582
Accounts payable	—	608	79,719	—	80,327
Accrued expenses and other liabilities	26,815	44,556	139,694	—	211,065
Due to Affiliates, net	—	764,978	1,686,084	(2,451,062)	—
Advance ticket sales	—	—	325,472	—	325,472

Total current liabilities	72,844	810,142	2,385,522	(2,451,062)	817,446
Long-term debt	1,401,563	—	1,435,936	—	2,837,499
Other long-term liabilities	21,212	2,416	39,375	—	63,003

Total liabilities	1,495,619	812,558	3,860,833	(2,451,062)	3,717,948

Commitments and contingencies
Shareholders' equity:
Ordinary shares	25	24	87,818	(87,842)	25
Additional paid-in capital	2,331,973	379,946	231,495	(611,441)	2,331,973
Accumulated other comprehensive loss	(19,794)	—	(8,418)	8,418	(19,794)
Retained earnings (deficit)	(467,741)	60,362	(535,258)	474,896	(467,741)

Total shareholders' equity	1,844,463	440,332	(224,363)	(215,969)	1,844,463

Total liabilities and shareholders' equity	$3,340,082	$1,252,890	$3,636,470	$(2,667,031)	$5,562,411

NCL CORPORATION LTD.

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2010

(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$—	$7,833	$47,214	$—	$55,047
Accounts receivable, net	1,314	403	6,162	—	7,879
Due from Affiliate, net	2,625,297	—	—	(2,625,297)	—
Inventories	—	11,116	21,647	—	32,763
Prepaid expenses and other assets	10,943	5,064	26,545	—	42,552

Total current assets	2,637,554	24,416	101,568	(2,625,297)	138,241
Property and equipment, net	—	1,247,212	3,392,069	—	4,639,281
Goodwill and tradenames	602,792	—	—	—	602,792
Other long-term assets	65,981	25	126,051	—	192,057
Investment in subsidiaries	92,843	—	—	(92,843)	—

Total assets	$3,399,170	$1,271,653	$3,619,688	$(2,718,140)	$5,572,371

Liabilities and Shareholders' Equity
Current liabilities:
Current portion of long-term debt	$—	$—	$78,237	$—	$78,237
Accounts payable	—	998	63,401	—	64,399
Accrued expenses and other liabilities	24,298	46,086	146,117	—	216,501
Due to Affiliates, net	—	782,806	1,842,491	(2,625,297)	—
Advance ticket sales	—	—	294,180	—	294,180

Total current liabilities	24,298	829,890	2,424,426	(2,625,297)	653,317
Long-term debt	1,626,012	—	1,499,836	—	3,125,848
Other long-term liabilities	8,334	2,038	42,308	—	52,680

Total liabilities	1,658,644	831,928	3,966,570	(2,625,297)	3,831,845

Commitments and contingencies

Shareholders' equity:
Ordinary shares	25	24	87,818	(87,842)	25
Additional paid-in capital	2,330,792	379,946	230,283	(610,229)	2,330,792
Accumulated other comprehensive income (loss)	4,309	—	(5,802)	5,802	4,309
Retained earnings (deficit)	(594,600)	59,755	(659,181)	599,426	(594,600)

Total shareholders' equity	1,740,526	439,725	(346,882)	(92,843)	1,740,526

Total liabilities and shareholders' equity	$3,399,170	$1,271,653	$3,619,688	$(2,718,140)	$5,572,371

NCL CORPORATION LTD.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2011

(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Net income	$126,859	$607	$123,923	$(124,530)	$126,859
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	11,405	55,939	143,705	—	211,049
Gain on derivatives	(2,338)	—	—	—	(2,338)
Share-based compensation expense	—	—	1,211	—	1,211
Equity in earnings of subsidiaries	(124,530)	—	—	124,530	—
Changes in operating assets and liabilities:
Accounts receivable, net	1,314	(1,449)	(145)	—	(280)
Inventories	—	133	(3,604)	—	(3,471)
Prepaid expenses and other assets	(3,840)	(751)	327	—	(4,264)
Accounts payable	—	(390)	16,318	—	15,928
Accrued expenses and other liabilities	171,860	(18,980)	(168,756)	—	(15,876)
Advance ticket sales	—	—	28,172	—	28,172

Net cash provided by operating activities	180,730	35,109	141,151	—	356,990

Cash flows from investing activities
Additions to property and equipment	—	(35,809)	(148,988)	—	(184,797)

Net cash used in investing activities	—	(35,809)	(148,988)	—	(184,797)

Cash flows from financing activities
Repayments of long-term debt	(363,000)	—	(76,959)	—	(439,959)
Proceeds from long-term debt	184,000	—	89,375	—	273,375
Other	(1,730)	—	—	—	(1,730)

Net cash provided by (used in) financing activities	(180,730)	—	12,416	—	(168,314)

Net increase (decrease) in cash and cash equivalents	—	(700)	4,579	—	3,879
Cash and cash equivalents at beginning of year	—	7,833	47,214	—	55,047

Cash and cash equivalents at end of year	$—	$7,133	$51,793	$—	$58,926

NCL CORPORATION LTD.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2010

(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Net income	$22,986	$—	$56,480	$(56,480)	$22,986
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	10,768	56,027	125,118	—	191,913
Loss on derivatives	603	—	—	—	603
Write-off of deferred financing fees	1,751	—	4,659	—	6,410
Share-based compensation expense	—	—	2,520	—	2,520
Equity in earnings of subsidiaries	(56,480)	—	—	56,480	—
Changes in operating assets and liabilities:
Accounts receivable, net	(25)	779	(765)	—	(11)
Inventories	—	1,109	(5,007)	—	(3,898)
Prepaid expenses and other assets	(3,849)	5,108	127,734	—	128,993
Accounts payable	—	(4,944)	40,967	—	36,023
Accrued expenses and other liabilities	118,779	(37,745)	(74,898)	—	6,136
Advance ticket sales	—	—	38,748	—	38,748

Net cash provided by operating activities	94,533	20,334	315,556	—	430,423

Cash flows from investing activities
Additions to property and equipment	—	(22,404)	(955,062)	—	(977,466)

Net cash used in investing activities	—	(22,404)	(955,062)	—	(977,466)

Cash flows from financing activities
Repayments of long-term debt	(774,526)	—	(181,254)	—	(955,780)
Proceeds from long-term debt	689,000	—	912,659	—	1,601,659
Other, primarily deferred financing fees	(9,007)	—	(84,934)	—	(93,941)

Net cash provided by (used in) financing activities	(94,533)	—	646,471	—	551,938

Net increase (decrease) in cash and cash equivalents	—	(2,070)	6,965	—	4,895
Cash and cash equivalents at beginning of year	—	9,903	40,249		50,152

Cash and cash equivalents at end of year	$—	$7,833	$47,214	$—	$55,047

NCL CORPORATION LTD.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2009

(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Net income	$66,952	$492	$72,138	$(72,630)	$66,952
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	5,579	56,831	107,291	—	169,701
Loss on translation of debt	—	—	22,677	—	22,677
Gain on derivatives	—	—	(35,488)	—	(35,488)
Write-off of deferred financing fees	6,744	—	—	—	6,744
Share-based compensation expense	4,075	—	—	—	4,075
Equity in earnings of subsidiaries	(72,630)	—	—	72,630	—
Changes in operating assets and liabilities:
Accounts receivable, net	(1,289)	(630)	1,387	—	(532)
Inventories	—	(498)	1,127	—	629
Prepaid expenses and other assets	7,794	1,830	(104,683)	—	(95,059)
Accounts payable	—	5,271	(47,307)	—	(42,036)
Accrued expenses and other liabilities	52,059	(49,722)	12,738	—	15,075
Advance ticket sales	—	—	4,794	—	4,794

Net cash provided by operating activities	69,284	13,574	34,674	—	117,532

Cash flows from investing activities
Additions to property and equipment	—	(11,168)	(150,670)	—	(161,838)

Net cash used in investing activities	—	(11,168)	(150,670)	—	(161,838)

Cash flows from financing activities
Repayments of long-term debt	(1,232,715)	—	(16,349)	—	(1,249,064)
Proceeds from long-term debt	1,121,021	—	—	—	1,121,021
Contribution from Affiliates, net	100,000	—	—	—	100,000
Other, primarily deferred financing fees	(57,945)	—	(5,271)	—	(63,216)

Net cash used in financing activities	(69,639)	—	(21,620)	—	(91,259)

Net increase (decrease) in cash and cash equivalents	(355)	2,406	(137,616)	—	(135,565)
Cash and cash equivalents at beginning of year	355	7,497	177,865		185,717

Cash and cash equivalents at end of year	$—	$9,903	$40,249	$—	$50,152